Leases - Schedule of Lessee, Operating Lease, Liability, Maturity (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2025	$ 1,843
2026	1,653
2027	300
Total undiscounted lease payments	3,796
Less: imputed interest	(125)
Total present value of lease liabilities	$ 3,671